Schedule of Investments (unaudited)	iShares® MSCI Taiwan ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Automobile Components — 0.5%
Cheng Shin Rubber Industry Co. Ltd.	12,584,670	$18,954,605
Banks — 11.5%
Chang Hwa Commercial Bank Ltd.	35,630,700	20,294,373
CTBC Financial Holding Co. Ltd.	73,577,325	64,398,095
E.Sun Financial Holding Co. Ltd.(a)	60,123,952	49,238,366
First Financial Holding Co. Ltd.	49,066,076	43,477,115
Hua Nan Financial Holdings Co. Ltd.(a)	44,770,387	31,869,118
Mega Financial Holding Co. Ltd.(a)	47,477,665	60,007,807
Shanghai Commercial & Savings Bank Ltd. (The)	20,068,218	28,927,396
SinoPac Financial Holdings Co. Ltd.	55,810,250	33,742,389
Taishin Financial Holding Co. Ltd.	57,644,619	33,761,178
Taiwan Business Bank	21,258,104	9,189,656
Taiwan Cooperative Financial Holding Co. Ltd.(a)	47,142,829	40,606,684
		415,512,177
Biotechnology — 0.3%
PharmaEssentia Corp.(a)(b)	805,000	9,378,399
Broadline Retail — 0.1%
momo.com Inc(a)	313,180	5,189,387
Chemicals — 3.3%
Formosa Chemicals & Fibre Corp.(a)	15,234,610	31,245,448
Formosa Plastics Corp.(a)	16,471,518	42,570,097
Nan Ya Plastics Corp.(a)	20,200,938	43,990,310
		117,805,855
Communications Equipment — 1.3%
Accton Technology Corp.(a)	2,769,000	47,111,515
Construction Materials — 1.3%
Asia Cement Corp.(a)	14,051,136	18,744,322
Taiwan Cement Corp.(a)	26,620,645	29,725,741
		48,470,063
Consumer Staples Distribution & Retail — 0.7%
President Chain Store Corp.	2,980,215	25,688,905
Diversified Telecommunication Services — 1.6%
Chunghwa Telecom Co. Ltd.	15,294,648	58,473,219
Electrical Equipment — 0.8%
Voltronic Power Technology Corp.	277,000	14,233,167
Walsin Lihwa Corp.(a)	10,974,178	13,682,001
Ya Hsin Industrial Co. Ltd.(c)	6,845,461	2
		27,915,170
Electronic Equipment, Instruments & Components — 12.7%
AUO Corp.(a)	35,159,664	18,451,457
Delta Electronics Inc.(a)	7,698,180	77,861,722
E Ink Holdings Inc.	3,704,000	21,626,573
Hon Hai Precision Industry Co. Ltd.	45,733,296	148,545,312
Innolux Corp.	40,133,399	16,216,070
Largan Precision Co. Ltd.(a)	424,794	32,455,519
Nan Ya Printed Circuit Board Corp.(a)	1,585,000	12,574,043
Pacific Electric Wire & Cable Co. Ltd.(c)	197	—
Synnex Technology International Corp.	9,137,364	20,105,372
Unimicron Technology Corp.(a)	5,850,000	33,166,650
WPG Holdings Ltd.	12,233,604	30,376,662
Yageo Corp.(a)	1,726,767	33,194,898
Zhen Ding Technology Holding Ltd.(a)	4,535,072	15,036,941
		459,611,219
Financial Services — 2.2%
Chailease Holding Co. Ltd.(a)	6,515,790	38,715,256

Security	Shares	Value
Financial Services (continued)
Yuanta Financial Holding Co. Ltd.	47,769,490	$39,745,488
		78,460,744
Food Products — 1.3%
Uni-President Enterprises Corp.	20,141,189	47,016,543
Household Durables — 0.4%
Nien Made Enterprise Co. Ltd.	1,327,000	14,433,670
Industrial Conglomerates — 0.5%
Far Eastern New Century Corp.(a)	20,153,843	19,735,729
Insurance — 4.8%
Cathay Financial Holding Co. Ltd.(a)	36,533,798	54,374,309
China Development Financial Holding Corp.(a)(b)	74,950,587	30,462,356
Fubon Financial Holding Co. Ltd.(a)	32,106,414	66,167,744
Shin Kong Financial Holding Co. Ltd.(a)(b)	81,929,273	23,609,606
		174,614,015
Machinery — 0.8%
Airtac International Group	785,826	27,293,759
Marine Transportation — 0.8%
Evergreen Marine Corp. Taiwan Ltd.	4,515,013	16,195,371
Wan Hai Lines Ltd.	3,063,000	4,581,450
Yang Ming Marine Transport Corp.(a)	6,955,000	9,357,936
		30,134,757
Metals & Mining — 1.2%
China Steel Corp.(a)	50,971,977	42,690,019
Oil, Gas & Consumable Fuels — 0.5%
Formosa Petrochemical Corp.(a)	6,923,950	18,801,871
Passenger Airlines — 0.5%
China Airlines Ltd.(a)	11,687,000	7,898,545
Eva Airways Corp.(a)	10,022,000	10,041,801
		17,940,346
Real Estate Management & Development — 0.4%
Ruentex Development Co. Ltd.	11,625,969	13,321,934
Semiconductors & Semiconductor Equipment — 36.9%
Alchip Technologies Ltd.	213,279	21,232,320
ASE Technology Holding Co. Ltd.	13,371,432	54,603,874
eMemory Technology Inc.(a)	275,000	22,051,414
Global Unichip Corp.(a)	229,000	12,058,446
Globalwafers Co. Ltd.	1,193,000	22,254,172
MediaTek Inc.	5,562,175	167,974,880
Nanya Technology Corp.	8,189,000	19,624,936
Novatek Microelectronics Corp.(a)	2,657,544	43,409,560
Parade Technologies Ltd.(a)	309,000	10,618,871
Powerchip Semiconductor Manufacturing Corp.(a)	11,332,000	10,910,604
Realtek Semiconductor Corp.(a)	2,282,063	32,813,702
Silergy Corp.(a)	1,517,000	20,690,988
Taiwan Semiconductor Manufacturing Co. Ltd.	43,500,882	795,723,311
United Microelectronics Corp.(a)	44,845,501	70,127,629
Vanguard International Semiconductor Corp.(a)	5,390,000	13,739,630
Winbond Electronics Corp.(a)	22,551,737	20,453,000
		1,338,287,337
Specialty Retail — 0.9%
Hotai Motor Co. Ltd.	1,482,500	33,608,039
Technology Hardware, Storage & Peripherals — 10.8%
Acer Inc.(a)	19,910,737	22,460,343
Advantech Co. Ltd.	2,327,021	26,289,188
Asustek Computer Inc.(a)	3,294,857	41,543,539

Schedule of Investments (unaudited) (continued)	iShares® MSCI Taiwan ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Catcher Technology Co. Ltd.	3,719,743	$23,142,510
Compal Electronics Inc.(a)	26,375,554	26,090,948
Gigabyte Technology Co. Ltd.(a)	1,247,000	9,932,211
Inventec Corp.(a)	18,012,868	24,418,027
Lite-On Technology Corp.(a)	10,384,071	36,502,606
Micro-Star International Co. Ltd.(a)	4,348,000	25,526,144
Pegatron Corp.	10,174,037	26,425,137
Quanta Computer Inc.(a)	11,187,240	72,416,713
Wistron Corp.(a)	7,702,000	22,439,903
Wiwynn Corp.(a)	583,000	32,710,636
		389,897,905
Textiles, Apparel & Luxury Goods — 1.7%
Eclat Textile Co. Ltd.	1,272,601	24,197,504
Feng TAY Enterprise Co. Ltd.(a)	3,413,916	20,084,575
Pou Chen Corp.	16,831,103	16,618,289
		60,900,368
Transportation Infrastructure — 0.4%
Taiwan High Speed Rail Corp.	16,377,000	15,769,655
Wireless Telecommunication Services — 1.4%
Far EasTone Telecommunications Co. Ltd.(a)	9,504,259	25,210,653
Taiwan Mobile Co. Ltd.	8,446,609	26,569,199
		51,779,852
Total Long-Term Investments — 99.6%
(Cost: $1,471,037,925)		3,608,797,057

Security	Shares	Value
Short-Term Securities
Money Market Funds — 12.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(d)(e)(f)	435,485,556	$435,703,299
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.34%(d)(e)	5,380,000	5,380,000
Total Short-Term Securities — 12.2%
(Cost: $440,972,986)		441,083,299
Total Investments — 111.8%
(Cost: $1,912,010,911)		4,049,880,356
Liabilities in Excess of Other Assets — (11.8)%		(427,615,624)
Net Assets — 100.0%		$3,622,264,732

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$460,864,976	$—		$(25,244,370	)(a)	$5,659	$77,034	$435,703,299	435,485,556	$1,676,196	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,050,000	1,330,000	(a)	—		—	—	5,380,000	5,380,000	26,508		—
						$5,659	$77,034	$441,083,299		$1,702,704		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End Futures Contracts

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE Taiwan Index	215	12/28/23	$12,866	$100,046

Schedule of Investments (unaudited) (continued)	iShares® MSCI Taiwan ETF
November 30, 2023

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$—	$3,608,797,055	$2	$3,608,797,057
Short-Term Securities
Money Market Funds	441,083,299	—	—	441,083,299
	$441,083,299	$3,608,797,055	$2	$4,049,880,356
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$100,046	$—	$100,046

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

3